Benefit Plans (Projected Benefit Obligations, Plan Assets And Funded Status Of Pension Plans) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 03, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year		$ 5,275	$ 5,218
Net pension liability recognized at December 31		(1,690)	(1,221)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	500
Service cost		74	80	96
Interest cost		351	356	349
Net pension liability recognized at December 31		(1,690)	(1,221)
Defined Benefit Obligation [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year		6,439	6,075
Service cost		74	80
Interest cost		351	356
Benefits paid		(371)	(375)
Actuarial losses		460	287
Termination		39
Curtailment		(22)
Other		(5)	16
Benefit obligation at end of year		6,965	6,439
Defined Benefit Plan Assets [Member] | Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year		5,218	4,870
Actual return on plan assets		188	667
Employer contributions		240	30
Funding of UST plans			26
Benefits paid		(371)	(375)
Fair value of plan assets at end of year		$ 5,275	$ 5,218